Condensed Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Total	Successor	Predecessor	GigCapital4, Inc	Capital Unit, Class A	Capital Unit, Class B	Founders Private Placement GigCapital4, Inc	Underwriters Private Placement GigCapital4, Inc	Capital Units	Capital Units Capital Unit, Class A Successor	Capital Units Capital Unit, Class A Predecessor	Capital Units Capital Unit, Class B Predecessor	Member Units	Member Units Successor	Member Units Predecessor	Common Stock GigCapital4, Inc	Common Stock Founders GigCapital4, Inc	Common Stock Founders Private Placement GigCapital4, Inc	Common Stock Underwriters Private Placement GigCapital4, Inc	Additional Paid In Capital GigCapital4, Inc	Additional Paid In Capital Founders Private Placement GigCapital4, Inc	Additional Paid In Capital Underwriters Private Placement GigCapital4, Inc	Accumulated Deficit	Accumulated Deficit Successor	Accumulated Deficit Predecessor	Accumulated Deficit GigCapital4, Inc
Balance at Dec. 31, 2017	$ 6,164,000												$ 4,894,000										$ 1,270,000
Beginning balance at Dec. 31, 2017	4,894,000												4,894,000										0
Beginning balance, shares at Dec. 31, 2017					900	0
Net income (loss)	3,863,000																						3,863,000
Distributions	(2,593,000)																						(2,593,000)
Ending balance, Shares at Dec. 31, 2018					900	0
Balance at Dec. 31, 2018	11,675,000												4,998,000										6,677,000
Net income (loss)	6,246,000												0										6,246,000
Class B Units vested						10
Equity-based compensation expense	104,000												104,000
Distributions	(839,000)																						(839,000)
Ending balance at Dec. 31, 2019	11,675,000		$ 11,675,000									$ 10,000			$ 4,998,000										$ 6,677,000
Ending balance, Shares at Dec. 31, 2019					900	10					900
Balance at Dec. 31, 2019	7,271,000												5,078,000										2,193,000
Net income (loss)			4,737,000																						4,737,000
Equity-based compensation expense			74,000												74,000
Distributions			(4,011,000)
Ending balance at Sep. 30, 2020		$ 17,343,000	12,475,000									10,000		$ 18,198,000	5,047,000									$ (855,000)	7,403,000
Ending balance, Shares at Sep. 30, 2020										100	900
Balance at Dec. 31, 2019	7,271,000												5,078,000										2,193,000
Beginning balance at Dec. 31, 2019	11,675,000		11,675,000									10,000			4,998,000										6,677,000
Beginning balance, shares at Dec. 31, 2019					900	10					900
Net income (loss)	5,289,000												0										5,289,000
Equity-based compensation expense	80,000												80,000
Distributions	(9,773,000)																						(9,773,000)
Ending balance at Dec. 31, 2020	$ 100,397,000	100,397,000												108,235,000										(7,838,000)
Ending balance, Shares at Dec. 31, 2020					900	10				100
Balance, Shares at Dec. 31, 2020	8,952,000			8,952,000												8,952,000
Balance at Dec. 31, 2020				$ (9,096)												$ 895				$ 24,105						$ (34,096)
Balance at May. 21, 2020	$ 100,397,000												108,235,000										(7,838,000)
Balance, Shares at May. 21, 2020									100
Beginning balance at May. 21, 2020	0	0											0	0									0	0
Beginning balance, shares at May. 21, 2020									0	0
Parent's contributions		15,298,000												15,298,000
Parent's contributions, Shares										100
Parent's contributions for acquisitions		2,900,000												2,900,000
Net income (loss)	(855,000)	(855,000)																						(855,000)
Ending balance at Sep. 30, 2020		17,343,000	$ 12,475,000									$ 10,000		18,198,000	$ 5,047,000									(855,000)	$ 7,403,000
Ending balance, Shares at Sep. 30, 2020										100	900
Balance at May. 21, 2020	100,397,000												108,235,000										(7,838,000)
Balance, Shares at May. 21, 2020									100
Beginning balance at May. 21, 2020	0	0											0	0									0	0
Beginning balance, shares at May. 21, 2020									0	0
Parent's contributions	95,047,000												95,047,000
Parent's contributions, Shares									100
Parent's contributions for acquisitions	13,188,000												$ 13,188,000
Net income (loss)	(7,838,000)																						$ (7,838,000)
Ending balance at Dec. 31, 2020	$ 100,397,000	100,397,000												108,235,000										(7,838,000)
Ending balance, Shares at Dec. 31, 2020					900	10				100
Balance, Shares at Dec. 31, 2020	8,952,000			8,952,000												8,952,000
Balance at Dec. 31, 2020				$ (9,096)												$ 895				24,105						(34,096)
Balance at Dec. 03, 2020				0												$ 0				0						0
Balance, Shares at Dec. 03, 2020																0
Sale of common stock				$ 25,000												$ 895				24,105
Sale of common stock, Shares				156,000												8,952,000	8,952,000
Net income (loss)				$ (34,096)																						(34,096)
Ending balance at Dec. 31, 2020	$ 100,397,000	100,397,000												108,235,000										(7,838,000)
Ending balance, Shares at Dec. 31, 2020					900	10				100
Balance, Shares at Dec. 31, 2020	8,952,000			8,952,000												8,952,000
Balance at Dec. 31, 2020				$ (9,096)												$ 895				24,105						(34,096)
Sale of common stock				338,402,101			$ 8,500,000	$ 2,496,000								$ 3,588		$ 85	$ 25	338,398,513	$ 8,499,915	$ 2,495,975
Sale of common stock, Shares																35,880,000	8,952,000	850,000	249,600
Issuance of common stock to Insiders for no consideration																$ 2				(2)
Issuance of Insider shares for no consideration, Shares	18,000
Fair value of warrants				(187,908)																(187,908)
Shares subject to redemption				(358,814,144)												(3,588)				(358,810,556)
Shares subject to redemption, Shares	(35,880,000)
Reclass of negative additional paid-in capital to accumulated deficit																				9,579,958						(9,579,958)
Net income (loss)	$ (8,758,000)	(8,758,000)		$ (4,280,092)																				(8,758,000)		(4,280,092)
Equity-based compensation expense		86,000												86,000
Ending balance at Sep. 30, 2021	$ 91,725,000	91,725,000												108,321,000										(16,596,000)
Ending balance, Shares at Sep. 30, 2021										100
Balance, Shares at Sep. 30, 2021	10,069,600			10,069,600
Balance at Sep. 30, 2021				$ (13,893,139)												1,007										(13,894,146)
Balance at Jun. 30, 2021				5,000,008												1,177				7,388,136						(2,389,305)
Balance, Shares at Jun. 30, 2021	11,765,012
Shares subject to redemption				(16,968,264)												(170)				(16,968,094)
Shares subject to redemption, Shares	(1,695,412)
Reclass of negative additional paid-in capital to accumulated deficit																				$ 9,579,958						(9,579,958)
Net income (loss)	$ (3,146,000)			$ (1,924,883)																						(1,924,883)
Ending balance at Sep. 30, 2021	$ 91,725,000	$ 91,725,000												$ 108,321,000										$ (16,596,000)
Ending balance, Shares at Sep. 30, 2021										100
Balance, Shares at Sep. 30, 2021	10,069,600			10,069,600
Balance at Sep. 30, 2021				$ (13,893,139)												$ 1,007										$ (13,894,146)